UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                4/24/07
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             10
                                               -------------

Form 13F Information Table Value Total:           $48,685
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  Form 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ------------------ ---------- --------- ------------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- -------- --------- ------
CHECK POINT SOFTWARE TECH LT      ORD             M22465104     540    24,250  SH         SOLE              24,250      0         0
COMPANHIA DE BEBIDAS DAS AME      SPON ADR PFD    20441W203  13,636   248,100  SH         SOLE             248,100      0         0
COMPANHIA VALE DO RIO DOCE        SPONSORED ADR   204412209  24,376   659,000  SH         SOLE             659,000      0         0
INFOSYS TECHNOLOGIES LTD          SPONSORED ADR   456788108   1,005    20,000  SH         SOLE              20,000      0         0
LAN AIRLINES S A                  SPONSORED ADR   501723100   2,294    33,300  SH         SOLE              33,300      0         0
MECHEL OAO                        SPONSORED ADR   583840103   1,257    37,800  SH         SOLE              37,800      0         0
MOBILE TELESYSTEMS OJSC           SPONSORED ADR   607409109   1,128    20,150  SH         SOLE              20,150      0         0
OPEN JT STK CO-VIMPEL COMMUN      SPONSORED ADR   68370R109   1,830    19,300  SH         SOLE              19,300      0         0
SILICONWARE PRECISION INDS L      SPONSD ADR SPL  827084864   2,416   246,300  SH         SOLE             246,300      0         0
TELEMIG CELULAR PART S A          SPON ADR PFD    87944E105     202     5,400  SH         SOLE               5,400      0         0

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